UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Special Opportunity Master Fund, Ltd.

Address:  c/o  CITCO Fund Services (Cayman) Limited
               (Cayman Islands) Limited
               P.O. Box 31106SMB
               Regatta Office Park
               West Bay Road
               Grand Cayman
               Cayman Islands
               British West Indies

13F File Number: 028-11614

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory L. Florio
Title:    Chief Compliance Officer
Phone:    (212) 381-0159

Signature, Place and Date of Signing:


/s/ Gregory L. Florio          New York, New York            November 12, 2007
--------------------        ------------------------       ---------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name

     028-10682                     Marathon Asset Management, LLC
     --------------------          ------------------------------

SK 22063 0001 824783